Investments (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Investments [Abstract]
Summary of debt and equity securities
The following tables summarize debt and equity securities at December 31, 2023 and 2022.

	(dollars in thousands)
	Gross Unrealized
2023	Cost	Gains	Losses	Fair Value
Equity	$344,669	$246,795	$(5,549)	$585,915
Debt	908,316	3,938	(25,181)	887,073
Other	2,889	61	(36)	2,914
Total	$1,255,874	$250,794	$(30,766)	$1,475,902

	(dollars in thousands)
	Gross Unrealized
2022	Cost	Gains	Losses	Fair Value
Equity	$323,907	$159,445	$(8,949)	$474,403
Debt	833,035	372	(46,369)	787,038
Other	10,445	20	(9)	10,456
Total	$1,167,387	$159,837	$(55,327)	$1,271,897

Schedule of contractual maturities of debt securities
The contractual maturities of debt securities, which are included in the estimated fair value table above, at December 31, 2023 and 2022 are as follows:

	(dollars in thousands)
	2023		2022
	Cost	Fair Value	Cost	Fair Value
Due within one year	$486,602	$477,726	$367,199	$353,180
Due after one year through five years	267,690	260,193	293,523	275,073
Due after five years through ten years	47,804	47,416	66,255	62,576
Due after ten years	106,220	101,738	106,058	96,209
Total	$908,316	$887,073	$833,035	$787,038

Summary of realized gains and losses and proceeds from sales of securities
The following table summarizes the realized gains and losses and proceeds from sales of securities for the years ended December 31, 2023, 2022 and 2021:

	(dollars in thousands)
	2023	2022	2021
Gross realized gains	$15,518	$10,029	$33,501
Gross realized losses	(8,564)	(31,979)	(19,985)
Proceeds from sales	720,186	301,128	913,600

Schedule of investments in associated companies
Investments in associated companies were as follows at December 31, 2023 and 2022:

	(dollars in thousands)
	2023	2022
National Rural Utilities Cooperative Finance Corporation (CFC)	$24,068	$24,081
CT Parts, LLC	6,568	6,574
Georgia Transmission Corporation	40,806	38,287
Georgia System Operations Corporation	6,500	7,750
Other	4,191	2,245
Total	$82,133	$78,937